Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs)
Shares
Beginning Balance	922,550	248,938	231,865	163,111
Granted	27,710	731,878	46,933	68,754
Vested	(140,621)	(26,426)	(29,110)
Forfeited	(6,491)	(31,840)	(750)
Ending Balance	803,148	922,550	248,938	231,865
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 33.20	$ 24.44	$ 23.99	$ 25.13
Granted	$ 44.37	$ 36.12	$ 26.64	$ 21.31
Vested	$ 36.37	$ 26.46	$ 24.39
Forfeited	$ 37.07	$ 37.27	$ 25.84
Ending Balance	$ 33.00	$ 33.20	$ 24.44	$ 23.99
Aggregate Intrinsic Value
Outstanding at end of period	$ 37.4	$ 38.7